Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Denmark ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 8.2%
DSV PANALPINA A/S	27,200	$2,963,886

Banks — 6.4%
Danske Bank A/S	84,743	1,145,013
Jyske Bank A/S, Registered(a)	11,116	369,090
Ringkjoebing Landbobank A/S	4,816	348,955
Spar Nord Bank A/S	21,868	195,884
Sydbank A/S	12,501	235,579

		2,294,521

Beverages — 6.3%
Carlsberg A/S, Class B	11,199	1,612,323
Royal Unibrew A/S	7,132	642,431

		2,254,754

Biotechnology — 5.8%
Bavarian Nordic A/S(a)(b)	7,577	191,650
Genmab A/S(a)	7,129	1,662,213
Zealand Pharma A/S(a)	7,058	217,269

		2,071,132

Building Products — 0.9%
Rockwool International A/S, Class B	1,456	325,518

Chemicals — 6.5%
Chr Hansen Holding A/S	13,479	1,024,391
Novozymes A/S, Class B	27,663	1,322,651

		2,347,042

Commercial Services & Supplies — 1.4%
ISS A/S	22,570	518,420

Construction & Engineering — 0.5%
Per Aarsleff Holding A/S	5,252	164,309

Electric Utilities — 5.9%
Orsted A/S(c)	22,992	2,120,595

Electrical Equipment — 6.7%
NKT A/S(a)	10,355	217,907
Vestas Wind Systems A/S	22,908	2,181,811

		2,399,718

Energy Equipment & Services — 0.7%
Maersk Drilling A/S(a)	4,024	243,825

Food Products — 0.6%
Schouw & Co. A/S	2,807	214,365

Health Care Equipment & Supplies — 9.2%
Ambu A/S, Series B(b)	25,050	433,248
Coloplast A/S, Class B	13,406	1,585,043
Demant A/S(a)	16,287	498,724
GN Store Nord A/S	17,213	811,574

		3,328,589

Health Care Technology — 0.2%
NNIT A/S(c)	5,792	85,473

Insurance — 2.7%
Alm Brand A/S	18,193	149,675
Topdanmark A/S	6,894	318,839
Tryg A/S	17,538	504,680

		973,194

Security	Shares	Value

Machinery — 1.2%
FLSmidth & Co. A/S	7,333	$269,561
Nilfisk Holding A/S(a)	8,211	170,123

		439,684

Marine — 5.8%
AP Moller — Maersk A/S, Class A	440	571,720
AP Moller — Maersk A/S, Class B, NVS	761	1,064,394
D/S Norden A/S	10,763	163,913
Dfds A/S	6,918	292,180

		2,092,207

Oil, Gas & Consumable Fuels — 0.4%
TORM PLC(a)	13,755	134,375

Pharmaceuticals — 23.7%
ALK-Abello A/S(a)	1,186	291,582
H Lundbeck A/S	10,830	415,211
Novo Nordisk A/S, Class B	136,595	7,684,023
Veloxis Pharmaceuticals A/S(a)	143,805	127,328

		8,518,144

Software — 2.4%
Netcompany Group A/S(a)(c)	6,033	254,981
SimCorp A/S	5,791	620,427

		875,408

Specialty Retail — 0.3%
Matas A/S	16,851	124,585

Textiles, Apparel & Luxury Goods — 1.6%
Pandora A/S	14,300	576,102

Tobacco — 0.5%
Scandinavian Tobacco Group A/S(c)	15,938	184,396

Total Common Stocks — 97.9% (Cost: $38,552,016)		35,250,242

Short-Term Investments

Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(d)(e)(f)	645,046	645,304
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(d)(e)	18,000	18,000

		663,304

Total Short-Term Investments — 1.8% (Cost: $663,281)		663,304

Total Investments in Securities — 99.7% (Cost: $39,215,297)		35,913,546

Other Assets, Less Liabilities — 0.3%		108,400

Net Assets — 100.0%		$36,021,946

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Denmark ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	622,072	22,974	645,046	$645,304	$4,235	(a)	$8	$(67)
BlackRock Cash Funds: Treasury, SL Agency Shares	17,000	1,000	18,000	18,000	72		—	—

				$663,304	$4,307		$8	$(67)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
OMX Copenhagen 25 Index	43	12/20/19	$772	$14,069

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$35,250,242	$—	$—	$35,250,242
Money Market Funds	663,304	—	—	663,304

	$35,913,546	$—	$—	$35,913,546

Derivative financial instruments(a)
Assets
Futures Contracts	$14,069	$—	$—	$14,069

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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